Fair Values of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and due from banks	$ 14,947,690	$ 22,405,730
Interest bearing deposits with banks	42,267,777	61,481,223
Securities available-for-sale	267,264,403	179,745,130
Securities held-to-maturity	169,045,835	216,745,438
Net loans	425,096,569	386,206,117
Financial liabilities
Deposits	753,530,743	696,236,535
Federal Home Loan Bank advances	20,534,935	20,804,047
Securities Sold under Agreement to Repurchase	104,298,182	114,426,770
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	14,947,690	22,405,730
Interest bearing deposits with banks	42,267,777	61,481,223
Financial liabilities
Deposits	542,640,313	474,551,535
Securities Sold under Agreement to Repurchase	104,298,182	114,426,770
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	264,348,694	176,872,407
Securities held-to-maturity	169,045,835	216,745,438
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Securities available-for-sale	2,915,709	2,872,723
Net loans	425,096,569	386,206,117
Financial liabilities
Deposits	210,890,430	221,685,000
Federal Home Loan Bank advances	20,534,935	20,804,047
Carrying Value [Member]
Financial assets
Cash and due from banks	14,947,690	22,405,730
Interest bearing deposits with banks	42,267,777	61,481,223
Securities available-for-sale	267,264,403	179,745,130
Securities held-to-maturity	161,043,404	206,817,168
Net loans	423,108,391	384,417,508
Financial liabilities
Deposits	753,404,788	696,093,894
Federal Home Loan Bank advances	20,000,000	20,000,000
Securities Sold under Agreement to Repurchase	$ 104,298,182	$ 114,426,770